Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.5%)
U.S. Government Securities (5.5%)
[1]	U.S. Treasury Bill	0.033%	2/25/21	250,000	249,920
[1]	U.S. Treasury Note/Bond	2.000%	1/15/21	250,000	250,977
[1]	U.S. Treasury Note/Bond	2.375%	4/15/21	250,000	252,539
[1,2]	U.S. Treasury Note/Bond	2.625%	7/15/21	250,000	254,375
[1]	U.S. Treasury Note/Bond	2.875%	10/15/21	250,000	256,484
[1]	U.S. Treasury Note/Bond	1.500%	1/31/22	250,000	254,180
Total U.S. Government and Agency Obligations (Cost $1,517,821)					1,518,475
Corporate Bonds (89.1%)
Communications (17.8%)
[3,4]	Altice Financing SA	2.250%	1/15/25	17,140	18,572
[3]	Altice Financing SA	7.500%	5/15/26	25,000	26,094
[3,4]	Altice Financing SA	3.000%	1/15/28	42,930	45,338
[3]	Altice Financing SA	5.000%	1/15/28	70,365	68,254
[3,4]	Altice France SA	2.125%	2/15/25	11,415	12,356
[3]	Altice France SA	7.375%	5/1/26	176,140	183,846
[3]	Altice France SA	8.125%	2/1/27	600	653
[3]	Altice France SA	5.500%	1/15/28	9,790	9,888
	Belo Corp.	7.750%	6/1/27	29,475	33,233
	Belo Corp.	7.250%	9/15/27	24,707	27,363
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	5/1/25	77,205	79,305
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	47,140	48,849
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	54,990	57,052
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	17,527	18,403
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	24,255	25,256
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	34,125	35,917
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	50,355	52,306
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	70,005
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	116,373	120,155
	CenturyLink Inc.	5.800%	3/15/22	5,107	5,311
	CenturyLink Inc.	6.750%	12/1/23	23,920	26,162
	CenturyLink Inc.	7.500%	4/1/24	17,708	19,435
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,500	37,329
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	20,000	23,213
	CSC Holdings LLC	6.750%	11/15/21	44,262	46,309
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,391
[3]	CSC Holdings LLC	5.500%	5/15/26	142,685	148,214
[3]	CSC Holdings LLC	5.500%	4/15/27	82,015	86,321
[3]	CSC Holdings LLC	6.500%	2/1/29	35,323	39,164
[3]	CSC Holdings LLC	4.125%	12/1/30	125,394	126,961
[3]	CSC Holdings LLC	3.375%	2/15/31	82,190	79,005
	DISH DBS Corp.	6.750%	6/1/21	149,820	152,816
	DISH DBS Corp.	5.875%	7/15/22	105,934	108,980
	DISH DBS Corp.	5.000%	3/15/23	48,242	48,604
	DISH DBS Corp.	5.875%	11/15/24	87,950	88,720
	DISH DBS Corp.	7.750%	7/1/26	121,605	128,901
	DISH DBS Corp.	7.375%	7/1/28	88,115	88,556
	Embarq Corp.	7.995%	6/1/36	23,035	27,009
[3]	Frontier Communications Corp.	5.875%	10/15/27	24,020	24,410
[3]	Gray Television Inc.	5.875%	7/15/26	60,725	63,154
[3]	Gray Television Inc.	7.000%	5/15/27	37,515	40,235
[3]	Gray Television Inc.	4.750%	10/15/30	45,540	44,857
	Lamar Media Corp.	3.750%	2/15/28	31,890	31,810
	Lamar Media Corp.	4.000%	2/15/30	75,500	76,255
[3,4]	Lorca Telecom Bondco SAU	4.000%	9/18/27	24,420	29,048
	Netflix Inc.	5.875%	2/15/25	1,420	1,601
[3]	Netflix Inc.	3.625%	6/15/25	22,115	22,944
	Netflix Inc.	4.375%	11/15/26	1,455	1,580
	Netflix Inc.	5.875%	11/15/28	4,860	5,796
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	18,291	17,376
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	67,178	61,468
	Quebecor Media Inc.	5.750%	1/15/23	103,907	111,310
[3]	Sinclair Television Group Inc.	5.625%	8/1/24	15,715	15,636
[3]	Sinclair Television Group Inc.	5.875%	3/15/26	28,795	28,507
[3]	Sirius XM Radio Inc.	4.625%	7/15/24	55,185	56,841
[3]	Sirius XM Radio Inc.	5.375%	7/15/26	13,845	14,416
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	77,495	79,529
	Sprint Capital Corp.	6.875%	11/15/28	24,215	30,632
	Sprint Capital Corp.	8.750%	3/15/32	13,969	20,901
	Sprint Communications Inc.	6.000%	11/15/22	3,000	3,203
	Sprint Corp.	7.250%	9/15/21	5,000	5,200
	Sprint Corp.	7.875%	9/15/23	271,614	309,640
	Sprint Corp.	7.125%	6/15/24	70,886	81,519
	Sprint Corp.	7.625%	2/15/25	53,661	63,387
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	14,545
	Telecom Italia Capital SA	6.000%	9/30/34	36,250	42,005
	Telecom Italia Capital SA	7.721%	6/4/38	37,725	51,353
[3]	Telecom Italia SPA	5.303%	5/30/24	6,555	7,072
[3]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	135,972
	Time Warner Cable LLC	5.500%	9/1/41	20,846	25,177
	T-Mobile USA Inc.	6.000%	4/15/24	7,553	7,685
	T-Mobile USA Inc.	5.125%	4/15/25	22,338	22,869
	T-Mobile USA Inc.	6.500%	1/15/26	6,000	6,202
	T-Mobile USA Inc.	4.500%	2/1/26	14,640	15,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	104,978
[3]	UPC Holding BV	5.500%	1/15/28	67,010	69,020
	ViacomCBS Inc.	5.875%	2/28/57	82,651	83,478
	ViacomCBS Inc.	6.250%	2/28/57	33,146	36,005
	Videotron Ltd.	5.000%	7/15/22	90,178	94,687
[3]	Videotron Ltd.	5.375%	6/15/24	12,673	13,782
[3]	Videotron Ltd.	5.125%	4/15/27	1,500	1,586
[3]	Virgin Media Secured Finance plc	5.500%	8/15/26	32,022	33,303
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	46,255
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	44,086
[3,5]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	50,182
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	38,325	38,229
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	94,695	94,695
[3]	VTR Comunicaciones SPA	5.125%	1/15/28	25,715	27,431
[3]	VTR Finance NV	6.375%	7/15/28	9,055	9,644
[3]	WMG Acquisition Corp.	5.500%	4/15/26	90,226	93,609
[3,4]	WMG Acquisition Corp.	3.625%	10/15/26	7,030	8,351
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	21,500
[3]	WMG Acquisition Corp.	3.875%	7/15/30	68,205	68,461
[3]	WMG Acquisition Corp.	3.000%	2/15/31	65,515	62,239
[3]	Ziggo BV	5.500%	1/15/27	46,349	47,971
[3]	Ziggo BV	4.875%	1/15/30	66,840	69,263
					4,913,787
Consumer Discretionary (12.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	69,280	70,666
[3]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	64,954	66,578
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	48,600
[3,6]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	32,010	31,690
[3,6]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	107,210	106,674
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	29,277	28,033
[3]	Adient US LLC	7.000%	5/15/26	17,845	19,005
[3]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	57,970	60,144
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	35,713	36,293
[3]	Asbury Automotive Group Inc.	4.500%	3/1/28	9,699	9,796
[3]	Asbury Automotive Group Inc.	4.750%	3/1/30	13,388	13,756
[7,8]	Bass Pro Group LLC Bank Loan, 3M USD LIBOR + 5.000%	5.750%	12/31/20	62,415	62,059
	Boyd Gaming Corp.	6.000%	8/15/26	5,345	5,505
	Boyd Gaming Corp.	4.750%	12/1/27	128,570	125,677
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	64,450	65,900
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	64,390	67,207
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	21,605	22,199
[3]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	167,363	158,995
	Cedar Fair LP	5.250%	7/15/29	55,656	50,160
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	15,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	27,005	24,845
[3,4]	Cirsa Finance International Sarl	6.250%	12/20/23	46,210	49,579
[3]	Cirsa Finance International Sarl	7.875%	12/20/23	66,800	60,705
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	31,932	33,209
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	26,491	27,617
[7,8]	Clarios Global LP Bank Loan, 3M USD LIBOR + 3.500%	3.648%	11/30/20	25,616	24,816
	Ford Motor Credit Co. LLC	3.470%	4/5/21	2,905	2,905
	Ford Motor Credit Co. LLC	5.875%	8/2/21	10,600	10,824
	Ford Motor Credit Co. LLC	3.813%	10/12/21	4,800	4,821
	Ford Motor Credit Co. LLC	3.339%	3/28/22	5,750	5,735
	Ford Motor Credit Co. LLC	2.979%	8/3/22	3,680	3,643
	Ford Motor Credit Co. LLC	3.350%	11/1/22	4,800	4,782
	Ford Motor Credit Co. LLC	3.087%	1/9/23	10,778	10,669
	Ford Motor Credit Co. LLC	3.096%	5/4/23	4,000	3,940
[8]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.296%	8/3/22	12,000	11,524
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	7,960
[3]	Group 1 Automotive Inc. Co.	4.000%	8/15/28	744	746
[3]	Hanesbrands Inc.	4.625%	5/15/24	16,770	17,462
[3]	Hanesbrands Inc.	5.375%	5/15/25	23,690	24,875
[3]	Hanesbrands Inc.	4.875%	5/15/26	87,479	94,040
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	67,581
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	77,075	77,749
[3]	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	26,024
[3]	JELD-WEN Inc.	4.625%	12/15/25	8,571	8,657
[3]	JELD-WEN Inc.	4.875%	12/15/27	7,200	7,416
[3]	KAR Auction Services Inc.	5.125%	6/1/25	79,923	80,822
	KB Home	7.000%	12/15/21	7,325	7,618
	KB Home	7.500%	9/15/22	6,935	7,594
	KB Home	7.625%	5/15/23	41,775	45,890
	KB Home	4.800%	11/15/29	14,585	15,752
[3]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	30,104
[3]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	4.750%	6/1/27	32,810	33,876
[3]	L Brands Inc.	6.875%	7/1/25	25,765	27,633
[3]	L Brands Inc.	6.625%	10/1/30	48,865	51,308
	Lennar Corp.	4.125%	1/15/22	27,575	28,264
	Lennar Corp.	4.875%	12/15/23	21,825	23,598
	Lennar Corp.	4.500%	4/30/24	112,404	120,975
	Lennar Corp.	5.875%	11/15/24	4,860	5,468
	Lennar Corp.	5.250%	6/1/26	9,460	10,737
	Lennar Corp.	5.000%	6/15/27	42,955	49,076
	Lennar Corp.	4.750%	11/29/27	34,610	39,455
[3]	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,929
[3]	Lithia Motors Inc.	4.625%	12/15/27	66,275	69,837
[3]	Lithia Motors Inc.	4.375%	1/15/31	26,480	27,473
[3]	Mattel Inc.	6.750%	12/31/25	12,530	13,141
[3]	Mattel Inc.	5.875%	12/15/27	76,280	82,668
	MGM Resorts International	6.000%	3/15/23	12,554	13,025
	MGM Resorts International	5.750%	6/15/25	32,801	34,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michaels Stores Inc.	4.750%	10/1/27	57,480	56,187
[3,8]	Party City Holdings Inc., 6M USD LIBOR + 5.000%	5.750%	7/15/25	1,306	914
[3]	PetSmart Inc.	5.875%	6/1/25	66,510	67,508
	PulteGroup Inc.	5.500%	3/1/26	64,565	74,492
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,930
	PVH Corp.	4.625%	7/10/25	35,890	37,774
	Service Corp. International	4.625%	12/15/27	27,935	29,437
	Service Corp. International	5.125%	6/1/29	44,190	48,167
	Service Corp. International	3.375%	8/15/30	28,810	29,098
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	20,000	19,000
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	6,449	7,142
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	29,518	31,953
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,418
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,475
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,650
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	77,066
	Toll Brothers Finance Corp.	3.800%	11/1/29	61,775	65,591
	Under Armour Inc.	3.250%	6/15/26	66,860	64,687
[3]	William Carter Co.	5.500%	5/15/25	8,785	9,202
[3]	William Carter Co.	5.625%	3/15/27	12,180	12,774
[3]	WW International Inc.	8.625%	12/1/25	25,760	26,887
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	67,416	64,551
[3]	Yum! Brands Inc.	7.750%	4/1/25	5,165	5,656
[3]	Yum! Brands Inc.	4.750%	1/15/30	37,170	39,865
	Yum! Brands Inc.	3.625%	3/15/31	87,835	86,078
					3,382,887
Consumer Staples (4.1%)
	B&G Foods Inc.	5.250%	4/1/25	60,337	61,921
	B&G Foods Inc.	5.250%	9/15/27	58,175	59,775
[3,4]	Darling Global Finance Co.	3.625%	5/15/26	12,945	15,305
[3]	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,872
[3]	Energizer Holdings Inc.	4.750%	6/15/28	44,462	45,740
[3]	Energizer Holdings Inc.	4.375%	3/31/29	67,400	68,074
[7,8]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.395%	11/30/20	30,838	29,654
[7,8]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 5.750%	5.750%	11/30/20	9,391	9,262
	Kraft Heinz Foods Co.	4.625%	1/30/29	4,180	4,649
[3]	Kraft Heinz Foods Co.	3.750%	4/1/30	35,725	37,448
[3]	Kraft Heinz Foods Co.	4.250%	3/1/31	40,000	43,305
	Kraft Heinz Foods Co.	5.200%	7/15/45	105,325	116,012
[3]	Kraft Heinz Foods Co.	4.875%	10/1/49	35,730	37,522
[3]	Lamb Weston Holdings Inc.	4.875%	11/1/26	8,015	8,305
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6,090	6,623
[3]	Performance Food Group Inc.	6.875%	5/1/25	6,645	7,127
[3]	Performance Food Group Inc.	5.500%	10/15/27	86,710	89,094
[3]	Post Holdings Inc.	5.000%	8/15/26	117,433	121,396
[3]	Post Holdings Inc.	5.750%	3/1/27	27,091	28,378
[3]	Post Holdings Inc.	5.625%	1/15/28	90,650	95,409
[3]	Post Holdings Inc.	5.500%	12/15/29	16,000	17,260
[3]	Post Holdings Inc.	4.625%	4/15/30	69,934	71,770
[7,8]	Revlon Consumer Products Corp. Bank Loan, 1M USD LIBOR + 3.500%	4.250%	12/31/20	25,579	6,395
[3]	TreeHouse Foods Inc.	6.000%	2/15/24	60,000	61,200
	TreeHouse Foods Inc.	4.000%	9/1/28	48,420	48,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Natural Foods Inc.	6.750%	10/15/28	14,310	14,542
					1,115,700
Energy (8.2%)
	Apache Corp.	4.875%	11/15/27	33,350	31,182
	Apache Corp.	5.100%	9/1/40	37,550	34,358
	Apache Corp.	5.250%	2/1/42	16,724	15,386
	Apache Corp.	4.750%	4/15/43	48,945	43,561
	Apache Corp.	4.250%	1/15/44	23,927	20,278
	Apache Corp.	5.350%	7/1/49	47,762	41,792
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.125%	11/15/22	39,736	38,643
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	24,310	21,818
[3]	Buckeye Partners LP	4.125%	3/1/25	30,350	28,908
[3]	Buckeye Partners LP	4.500%	3/1/28	61,806	58,484
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	30,497
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	44,235
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	36,885	41,357
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	39,379
	Continental Resources Inc.	5.000%	9/15/22	71,180	70,112
	Continental Resources Inc.	4.375%	1/15/28	54,925	49,158
	Continental Resources Inc.	4.900%	6/1/44	82,859	68,773
[3]	DCP Midstream Operating LP	4.750%	9/30/21	26,924	27,059
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	38,874
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	32,148
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	23,533
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	18,959
	EQM Midstream Partners LP	4.750%	7/15/23	32,575	32,412
	EQM Midstream Partners LP	4.000%	8/1/24	13,880	13,429
[3]	EQM Midstream Partners LP	6.000%	7/1/25	56,531	57,944
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	64,429
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	15,774
	EQT Corp.	3.000%	10/1/22	13,375	13,141
	EQT Corp.	7.875%	2/1/25	4,855	5,401
	EQT Corp.	3.900%	10/1/27	4,925	4,728
	EQT Corp.	8.750%	2/1/30	23,887	29,620
	Matador Resources Co.	5.875%	9/15/26	60,090	48,373
[7,8]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.475%	1/4/21	23,226	21,794
	Ovintiv Inc.	7.200%	11/1/31	4,457	4,429
	Ovintiv Inc.	7.375%	11/1/31	43,158	43,752
	Ovintiv Inc.	6.500%	8/15/34	25,560	23,931
	Ovintiv Inc.	6.500%	2/1/38	23,025	21,039
[3]	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	42,585	43,543
[3]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	7,014
[3]	Parsley Energy LLC / Parsley Finance Corp.	4.125%	2/15/28	14,630	15,252
	QEP Resources Inc.	5.375%	10/1/22	42,485	36,856
	QEP Resources Inc.	5.250%	5/1/23	37,925	30,150
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	39,570
[3]	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	14,227
	SM Energy Co.	6.125%	11/15/22	26,015	19,251
	SM Energy Co.	5.000%	1/15/24	69,110	34,555
	SM Energy Co.	5.625%	6/1/25	54,040	21,076
	SM Energy Co.	6.750%	9/15/26	17,855	6,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SM Energy Co.	6.625%	1/15/27	9,500	3,515
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	57,680	57,824
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	73,349
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	72,538
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	18,885
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	65,577	62,298
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	24,498	23,273
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	84,770	76,717
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250%	11/15/23	14,295	14,259
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125%	2/1/25	10,000	10,025
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	5,340	5,367
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	34,743
[3]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	47,350	46,166
[3,9]	Transocean Guardian Ltd.	5.875%	1/15/24	45,608	27,593
[3]	Transocean Inc.	7.250%	11/1/25	10,000	3,250
[3]	Transocean Inc.	8.000%	2/1/27	6,795	1,835
[3,9]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	18,018	16,306
[3,9]	Transocean Pontus Ltd.	6.125%	8/1/25	32,130	28,275
[3,9]	Transocean Proteus Ltd.	6.250%	12/1/24	22,485	19,787
[3]	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	62,530	45,334
	Western Midstream Operating LP	5.450%	4/1/44	21,255	17,961
	Western Midstream Operating LP	5.300%	3/1/48	53,203	42,828
	Western Midstream Operating LP	6.250%	2/1/50	53,863	48,207
	WPX Energy Inc.	5.250%	9/15/24	17,046	17,643
					2,254,768
Financials (7.7%)
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	110,652
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	37,320	38,752
	Aircastle Ltd.	5.000%	4/1/23	33,700	34,374
	Aircastle Ltd.	4.125%	5/1/24	53,980	53,170
[7,8]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.148%	11/30/20	99,060	97,026
[3]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	51,646
	BNP Paribas SA	6.750%	12/29/49	71,120	72,973
	CIT Group Inc.	5.000%	8/15/22	68,866	72,826
	Credit Suisse Group AG	6.250%	12/29/49	185,595	195,784
[3]	DAE Funding LLC	5.250%	11/15/21	26,185	26,447
[3]	DAE Funding LLC	4.500%	8/1/22	52,168	52,298
[3]	DAE Funding LLC	5.750%	11/15/23	2,500	2,538
[3]	DAE Funding LLC	5.000%	8/1/24	80,610	81,416
	Fly Leasing Ltd.	5.250%	10/15/24	24,800	20,584
[3]	Freedom Mortgage Corp.	10.750%	4/1/24	1,940	2,117
[3]	Freedom Mortgage Corp.	8.125%	11/15/24	9,198	9,279
[3]	Freedom Mortgage Corp.	8.250%	4/15/25	50,865	51,374
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	2,652	2,626
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	27,910
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	25,441
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	46,109
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	14,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Genworth Mortgage Holdings Inc.	6.500%	8/15/25	67,300	70,160
	ING Groep NV	6.875%	12/29/49	84,910	87,721
[3]	Intesa Sanpaolo SPA	5.017%	6/26/24	43,740	46,091
[3]	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	119,625
	MGIC Investment Corp.	5.750%	8/15/23	23,315	24,772
	MGIC Investment Corp.	5.250%	8/15/28	23,805	24,608
	Navient Corp.	7.250%	1/25/22	24,240	25,028
	Navient Corp.	6.500%	6/15/22	135,749	139,312
	Navient Corp.	5.500%	1/25/23	31,790	31,711
	Navient Corp.	7.250%	9/25/23	15,065	15,818
	OneMain Finance Corp.	7.750%	10/1/21	30,107	31,424
	OneMain Finance Corp.	8.250%	10/1/23	12,466	13,868
	OneMain Finance Corp.	6.125%	3/15/24	24,420	25,610
	OneMain Finance Corp.	7.125%	3/15/26	98,626	109,352
[3]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	20,575
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	30,355	31,114
	Radian Group Inc.	4.500%	10/1/24	73,175	73,815
	Radian Group Inc.	4.875%	3/15/27	36,000	36,720
	UBS Group AG	6.875%	12/29/49	114,390	115,709
					2,133,003
Health Care (9.4%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	17,005	17,770
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	11,355	11,696
[4]	Avantor Funding Inc.	2.625%	11/1/25	76,630	89,247
[3]	Avantor Funding Inc.	4.625%	7/15/28	94,470	97,895
[3]	Avantor Inc.	6.000%	10/1/24	29,860	31,204
[3]	Bausch Health Cos. Inc.	7.000%	3/15/24	3,000	3,105
[3]	Bausch Health Cos. Inc.	6.125%	4/15/25	154,710	158,771
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	53,096
[3]	Bausch Health Cos. Inc.	9.000%	12/15/25	26,760	29,168
[3]	Bausch Health Cos. Inc.	9.250%	4/1/26	17,325	19,101
[3]	Bausch Health Cos. Inc.	8.500%	1/31/27	57,700	63,109
[3]	Bausch Health Cos. Inc.	5.750%	8/15/27	12,790	13,653
[3]	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	19,166
[3]	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	42,532
[3]	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,090
[3]	Bausch Health Cos. Inc.	5.250%	1/30/30	65,205	64,227
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,174
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	50,829
	Centene Corp.	4.750%	1/15/25	20,000	20,525
[3]	Centene Corp.	5.375%	6/1/26	10,000	10,500
[3]	Centene Corp.	5.375%	8/15/26	10,000	10,550
	Centene Corp.	4.250%	12/15/27	80,915	85,062
	Centene Corp.	4.625%	12/15/29	41,455	45,082
	Centene Corp.	3.375%	2/15/30	5,490	5,696
	Centene Corp.	3.000%	10/15/30	25,435	26,230
[3]	Charles River Laboratories International Inc.	5.500%	4/1/26	19,978	20,852
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	23,564	24,624
	CHS/Community Health Systems Inc.	6.250%	3/31/23	122,145	120,924
[3]	Emergent Biosolutions Co.	3.875%	8/15/28	4,855	4,904
[3]	Endo Dac / Endo Finance LLC / Endo Finco Inc.	9.500%	7/31/27	55,412	59,706
[3]	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	6/30/28	75,870	58,610
[3,4]	Grifols SA	1.625%	2/15/25	27,965	31,925
[3,4]	Grifols SA	2.250%	11/15/27	42,955	49,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.875%	5/1/23	35,722	38,803
	HCA Inc.	5.375%	2/1/25	31,390	34,804
	HCA Inc.	7.690%	6/15/25	4,510	5,344
	HCA Inc.	5.875%	2/15/26	110,595	124,834
	HCA Inc.	5.625%	9/1/28	12,585	14,630
	HCA Inc.	5.875%	2/1/29	39,095	46,034
	HCA Inc.	3.500%	9/1/30	209,655	213,848
[3]	Hill-Rom Holdings Inc.	4.375%	9/15/27	9,690	10,029
[3]	Hologic Inc.	3.250%	2/15/29	53,275	53,541
[3]	IQVIA Inc.	5.000%	10/15/26	46,310	47,989
[3]	IQVIA Inc.	5.000%	5/15/27	96,092	101,017
[3,4]	IQVIA Inc.	2.250%	1/15/28	41,670	47,691
[3,4]	IQVIA Inc.	2.875%	6/15/28	61,595	72,423
[3]	Jaguar Holding Co. II/Pharmaceutical Product Development LP	4.625%	6/15/25	13,115	13,623
[3]	Jaguar Holding Co. II/Pharmaceutical Product Development LP	5.000%	6/15/28	15,565	16,188
[3]	Par Pharmaceutical Inc.	7.500%	4/1/27	24,913	26,439
[3]	Teleflex, Inc.	4.250%	6/1/28	17,365	18,146
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,805
[3]	Tenet Healthcare Corp.	4.625%	9/1/24	27,250	27,863
[3]	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,549
[3]	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	9,086
[3]	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	8,120
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	12,524
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	12,645	12,661
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	10,000	9,825
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	82,952
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	109,990	116,040
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	19,190	15,952
[3]	West Street Merger Sub Inc.	6.375%	9/1/25	31,455	31,848
					2,599,837
Industrials (6.5%)
[3]	Ana International	10.000%	8/15/26	706	589
[3]	Aramark Services Inc.	5.000%	4/1/25	54,020	54,493
	Aramark Services Inc.	4.750%	6/1/26	45,550	45,265
[3]	Aramark Services Inc.	5.000%	2/1/28	33,990	34,372
[3]	Ashtead Capital Inc.	4.125%	8/15/25	46,175	47,445
[3]	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,689
[3]	Ashtead Capital Inc.	4.375%	8/15/27	46,175	48,195
[3]	Bombardier Inc.	8.750%	12/1/21	9,750	9,677
[3]	Bombardier Inc.	5.750%	3/15/22	13,640	12,958
[3]	Bombardier Inc.	6.125%	1/15/23	48,159	41,296
[3]	Bombardier Inc.	7.500%	12/1/24	7,350	5,512
[3]	Bombardier Inc.	7.500%	3/15/25	23,556	17,078
[3]	Bombardier Inc.	7.875%	4/15/27	46,145	33,455
[3]	Brand Industrial Services Inc.	8.500%	7/15/25	105,790	99,046
[3]	BWX Technologies Inc.	4.125%	6/30/28	28,086	28,578
[3]	Clean Harbors Inc.	4.875%	7/15/27	38,934	40,491
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	27,854
[3]	Core & Main LP	6.125%	8/15/25	5,535	5,618
[7,8]	Core & Main LP Bank Loan, 3M USD LIBOR + 2.750%	3.750%	12/1/20	9,243	8,955
[3]	HD Supply Inc.	5.375%	10/15/26	32,511	33,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Herc Holdings Inc.	5.500%	7/15/27	197,742	202,191
[3,4]	Loxam SAS	4.250%	4/15/24	5,520	6,216
[4]	Loxam SAS	2.875%	4/15/26	19,380	20,639
[4]	Loxam SAS	3.750%	7/15/26	23,820	25,986
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	27,380	27,677
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	35,245	34,974
[3]	Sensata Technologies BV	4.875%	10/15/23	10,000	10,575
[3]	Sensata Technologies BV	5.625%	11/1/24	19,290	21,147
[3]	Sensata Technologies BV	5.000%	10/1/25	52,750	57,432
[3]	Sensata Technologies Inc. Co.	4.375%	2/15/30	17,765	18,587
[3]	Sensata Technologies Inc. Co.	3.750%	2/15/31	37,808	37,335
[3]	Signature Aviation US Holdings Inc.	4.000%	3/1/28	67,484	65,291
[3]	Spirit AeroSystems Inc.	5.500%	1/15/25	7,175	7,301
[3]	Terex Corp.	5.625%	2/1/25	5,335	5,428
	TransDigm Inc.	6.500%	7/15/24	144,895	144,714
	TransDigm Inc.	6.500%	5/15/25	44,030	44,030
[3]	TransDigm Inc.	6.250%	3/15/26	20,000	20,850
	United Rentals North America Inc.	5.875%	9/15/26	62,210	65,398
	United Rentals North America Inc.	5.500%	5/15/27	76,330	81,101
	United Rentals North America Inc.	3.875%	11/15/27	21,920	22,660
	United Rentals North America Inc.	4.875%	1/15/28	63,355	66,523
	United Rentals North America Inc.	5.250%	1/15/30	24,410	26,454
	United Rentals North America Inc.	4.000%	7/15/30	59,240	60,425
	United Rentals North America Inc.	3.875%	2/15/31	55,454	56,009
[3,4]	Vertical Holdco GmbH	6.625%	7/15/28	6,200	7,446
[3]	Vertical Holdco GmbH	7.625%	7/15/28	2,330	2,446
[3,4]	Vertical Midco GmbH	4.375%	7/15/27	8,900	10,471
[3]	Vertical U.S. Newco Inc.	5.250%	7/15/27	37,060	38,033
					1,800,716
Materials (10.3%)
[3]	ARD Finance SA	6.500%	6/30/27	18,990	19,251
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	6.000%	2/15/25	135,016	139,404
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	52,659
[3,5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	7,186
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	34,795	35,752
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	80,280	82,588
[4]	Ball Corp.	4.375%	12/15/23	17,385	22,122
[4]	Ball Corp.	1.500%	3/15/27	73,205	83,637
[3]	Berry Global Inc.	4.500%	2/15/26	60,898	61,735
[3]	Berry Global Inc.	4.875%	7/15/26	53,380	55,921
[3]	Berry Global Inc.	5.625%	7/15/27	7,055	7,372
[3]	Cemex SAB de CV	7.750%	4/16/26	24,265	25,569
	Cemex SAB de CV	7.375%	6/5/27	17,035	18,819
[3]	Cemex SAB de CV	5.450%	11/19/29	2,000	2,115
	Cemex SAB de CV	5.450%	11/19/29	2,500	2,645
[3,4]	CeramTec BondCo GmbH	5.250%	12/15/25	13,800	15,432
	CF Industries Inc.	4.950%	6/1/43	11,026	13,217
	CF Industries Inc.	5.375%	3/15/44	20,636	25,485
	Chemours Co.	6.625%	5/15/23	44,094	43,929
	Chemours Co.	7.000%	5/15/25	88,595	89,259
	Chemours Co.	5.375%	5/15/27	31,740	31,105
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,810
	Commercial Metals Co.	5.750%	4/15/26	45,720	47,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commercial Metals Co.	5.375%	7/15/27	20,685	21,564
[3]	Constellium SE	5.750%	5/15/24	34,862	35,298
[3]	Constellium SE	6.625%	3/1/25	68,600	69,715
[3]	Constellium SE	5.875%	2/15/26	31,780	32,217
[3]	Constellium SE	5.625%	6/15/28	11,954	12,462
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	61,200	63,648
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	16,434	17,461
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	20,885
[3,4]	Crown European Holdings SA	2.875%	2/1/26	51,200	62,234
[3,4]	Diamond BC BV	5.625%	8/15/25	102,750	117,828
[3]	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	124,607
[3]	Flex Acquisition Co. Inc.	7.875%	7/15/26	6,785	6,836
	Graphic Packaging International LLC	4.125%	8/15/24	23,440	24,671
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,559
[3]	Graphic Packaging International LLC	3.500%	3/15/28	77,555	77,555
[3]	Graphic Packaging International LLC	3.500%	3/1/29	16,040	16,080
[3]	Novelis Corp.	5.875%	9/30/26	68,673	70,991
[3]	Novelis Corp.	4.750%	1/30/30	51,958	52,672
[3,4]	OCI NV	3.125%	11/1/24	31,590	36,180
[3]	OCI NV	5.250%	11/1/24	67,373	68,889
[3]	OCI NV	4.625%	10/15/25	21,265	21,531
[3]	OI European Group BV	4.000%	3/15/23	22,215	22,437
	Olin Corp.	5.125%	9/15/27	61,215	62,439
	Olin Corp.	5.625%	8/1/29	56,960	58,669
	Olin Corp.	5.000%	2/1/30	35,955	36,180
[3]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	74,340
[3]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	30,858
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	46,147
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	45,785
[3]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,002	2,027
[3]	Sealed Air Corp.	4.000%	12/1/27	16,853	17,654
[3,4]	SIG Combibloc PurchaseCo Sarl	1.875%	6/18/23	21,400	25,254
[3,4]	SIG Combibloc PurchaseCo Sarl	2.125%	6/18/25	19,325	22,942
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,296
	Silgan Holdings Inc.	4.125%	2/1/28	10,725	11,141
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	48,686
[3]	Standard Industries Inc.	5.000%	2/15/27	23,785	24,558
[3]	Standard Industries Inc.	4.750%	1/15/28	26,914	28,125
[3]	Standard Industries Inc.	4.375%	7/15/30	101,980	105,039
[3]	Standard Industries Inc.	3.375%	1/15/31	123,320	120,237
[7,8]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 3.000%	3.145%	11/16/20	20,182	19,526
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	7,005
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	50,925	53,217
[3]	Tronox Finance plc	5.750%	10/1/25	9,105	9,059
[3]	Tronox Inc.	6.500%	4/15/26	101,408	102,549
					2,829,499
Real Estate (1.3%)
[4]	Equinix Inc.	2.875%	2/1/26	102,180	120,806
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	5,476
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	30,875	34,050
[3]	Iron Mountain Inc.	4.875%	9/15/27	26,970	27,509
[3]	Iron Mountain Inc.	4.875%	9/15/29	67,770	68,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,000	5,244
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,048	54,994
[3]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	15,763
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	28,225	29,319
					361,270
Technology (9.9%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	56,623	57,189
[3]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	19,115	19,545
[3]	Cardtronics Inc. / Cardtronics USA Inc.	5.500%	5/1/25	15,000	15,094
	CDK Global Inc.	5.000%	10/15/24	6,015	6,639
	CDK Global Inc.	5.875%	6/15/26	29,700	30,925
	CDK Global Inc.	4.875%	6/1/27	39,837	41,331
[3]	CDK Global Inc.	5.250%	5/15/29	27,875	29,826
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	13,208
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	61,233	63,606
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	80,153
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100,758	100,254
[3]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	111,020
[3]	Dun & Bradstreet Corp.	6.875%	8/15/26	16,624	17,788
[7,8]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.750%	3.906%	11/27/20	102,828	101,007
[3]	Entegris Inc.	4.625%	2/10/26	5,000	5,156
[3]	Entegris Inc.	4.375%	4/15/28	67,165	70,020
[3]	Fair Isaac Corp.	4.000%	6/15/28	2,480	2,567
[3]	Gartner Inc.	3.750%	10/1/30	28,572	29,215
[3]	Microchip Technology Inc.	4.250%	9/1/25	45,630	47,227
[3]	MSCI Inc.	4.750%	8/1/26	10,330	10,717
[3]	MSCI Inc.	5.375%	5/15/27	28,181	30,189
[3]	MSCI Inc.	4.000%	11/15/29	88,330	91,863
[3]	MSCI Inc.	3.625%	9/1/30	15,765	16,199
[3]	MSCI Inc.	3.875%	2/15/31	32,000	33,440
	Nokia of America Corp.	6.500%	1/15/28	56,315	60,679
	Nokia of America Corp.	6.450%	3/15/29	88,747	95,847
	Nokia Oyj	4.375%	6/12/27	59,355	62,768
	Nokia Oyj	6.625%	5/15/39	127,154	159,260
	NortonLifeLock Inc.	3.950%	6/15/22	11,455	11,713
[3]	NortonLifeLock Inc.	5.000%	4/15/25	132,140	134,122
[3]	Open Text Corp.	5.875%	6/1/26	87,385	90,880
[3]	Open Text Corp.	3.875%	2/15/28	94,339	95,754
[3]	Open Text Holdings Inc	4.125%	2/15/30	97,210	101,098
[3]	Presidio Holdings Inc.	4.875%	2/1/27	15,536	15,963
[3]	Presidio Holdings Inc.	8.250%	2/1/28	44,820	47,565
[3]	PTC Inc.	3.625%	2/15/25	11,460	11,603
[3]	PTC Inc.	4.000%	2/15/28	17,275	17,793
	Qorvo Inc.	4.375%	10/15/29	81,508	87,214
[3]	Qorvo Inc.	3.375%	4/1/31	77,500	78,275
[3]	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	51,569
[7,8]	SS&C Technologies Holdings Europe S.A.R.L. Bank Loan, 1M USD LIBOR + 1.750%	1.898%	11/30/20	18,559	18,019
[3]	SS&C Technologies Inc.	5.500%	9/30/27	124,721	132,516
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.898%	11/30/20	26,416	25,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,8]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.898%	11/30/20	18,640	18,091
	Western Digital Corp.	4.750%	2/15/26	105,011	113,149
[3]	WEX Inc.	4.750%	2/1/23	1,000	1,000
	Xerox Corp.	4.375%	3/15/23	70,356	73,170
	Xerox Corp.	4.800%	3/1/35	29,269	27,806
	Xerox Corp.	6.750%	12/15/39	25,566	26,812
[3]	Xerox Holdings Corp.	5.000%	8/15/25	5,145	5,094
[3]	Xerox Holdings Corp.	5.500%	8/15/28	133,030	131,035
					2,718,620
Utilities (1.6%)
	AES Corp.	5.500%	4/15/25	5,475	5,626
	AES Corp.	6.000%	5/15/26	6,940	7,261
	AES Corp.	5.125%	9/1/27	33,610	35,921
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	49,842
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	23,175
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	51,366
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	54,170	59,587
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	12,961	13,642
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	23,229	24,390
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	38,850	40,501
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	108,850
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	26,483
					446,644
Total Corporate Bonds (Cost $24,120,512)					24,556,731
				Shares
Preferred Stock (0.4%)
[8]	GMAC Capital Trust I Pfd., 3M USD LIBOR + 5.785% (Cost $123,777)	6.065%	2/15/40	4,743,200	122,517
Common Stocks (0.1%)
Energy (0.1%)
*	Whiting Petroleum Corp.			1,653,607	24,143
Utilities (0.0%)
*,10	Homer City Holdings LLC			2,020,431	—
Total Common Stocks (Cost $148,655)					24,143

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (4.0%)
Repurchase Agreements (4.0%)
Bank of America Securities, LLC (Dated 10/30/20, Repurchase Value $63,200,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%, 2/1/48, with a value of $64,464,000)	0.090%	11/2/20	63,200	63,200
Credit Agricole Securities (USA) Inc. (Dated 10/30/20, Repurchase Value $212,501,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/30, with a value of $216,750,000)	0.070%	11/2/20	212,500	212,500
JP Morgan Securities LLC (Dated 10/30/20, Repurchase Value $420,802,000, collateralized by U.S. Treasury Notes 2.000%, 2/15/23, with a value of $429,216,000)	0.070%	11/2/20	420,800	420,800
RBC Capital Markets LLC (Dated 10/30/20, Repurchase Value $223,201,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–4.500%, 2/1/46–10/1/50 and Federal National Mortgage Association 2.000%–5.500%, 9/1/42–8/1/50, with a value of $227,664,000)	0.080%	11/2/20	223,200	223,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 10/30/20, Repurchase Value $177,901,000, collateralized by Federal National Mortgage Association 0.250%–1.375%, 10/7/21–7/10/23 and Government National Mortgage Association 2.500%–8.000%, 4/15/22–11/20/49, with a value of $181,458,000)	0.090%	11/2/20	177,900	177,900
				1,097,600
Total Temporary Cash Investments (Cost $1,097,600)				1,097,600
Total Investments (99.1%) (Cost $27,008,365)				27,319,466
Other Assets and Liabilities—Net (0.9%)				256,643
Net Assets (100%)				27,576,109
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $26,936,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $717,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $13,506,660,000, representing 49.0% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in British pounds.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
7	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2020 the aggregate value of these securities was $442,251,000, representing 1.6% of net assets.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Security value determined using significant unobservable inputs.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	11/30/20	USD	1,208,636	EUR	1,020,050	19,849	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/30/20	USD	89,285	EUR	76,630	—	(21)
Barclays Bank plc	11/30/20	USD	54,936	GBP	42,170	295	—
						20,144	(21)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S35-V1	12/21/25	USD 255,500	5.000	10,073	(146)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	202,430	5.000	17,701	10,424	7,277	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	100,000	5.000	8,742	2,398	6,344	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	4,810	2,699	2,111	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	55,000	5.000	4,809	2,758	2,051	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	GSI	50,000	5.000	4,372	3,359	1,013	—
CDX-NA-HY-BB-S34-V1/N/A	6/21/25	JPMC	50,000	5.000	4,372	3,635	737	—
					44,806	25,273	19,533	—
[1] Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund ) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,518,475	—	1,518,475
Corporate Bonds	—	24,556,731	—	24,556,731
Preferred Stock	—	122,517	—	122,517
Common Stocks	24,143	—	—	24,143
Temporary Cash Investments	—	1,097,600	—	1,097,600
Total	24,143	27,295,323	—	27,319,466
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	20,144	—	20,144
Swap Contracts	—	19,533	—	19,533
Total	—	39,677	—	39,677
Liabilities
Forward Currency Contracts	—	21	—	21
Swap Contracts	600[1]	—	—	600
Total	600	21	—	621
1	Represents variation margin on the last day of the reporting period.